INVESTMENTS AND OTHER FINANCIAL ASSETS (Tables)	12 Months Ended
Dec. 31, 2019
Investments and other financial assets [Abstract]
Disclosure of investments

	At December 31,
	2019	2018
	(€ thousand)
Investments accounted for using the equity method	30,012	25,972
Other securities and financial assets	8,704	6,162
Total investments and other financial assets	38,716	32,134
Changes in the investments accounted for using the equity method were as follows:

(€ thousand)
Balance at January 1, 2018	23,340
Proportionate share of net profit for the year ended December 31, 2018	2,665
Proportionate share of remeasurement of defined benefit plans	(33)
Balance at December 31, 2018	25,972
Proportionate share of net profit for the year ended December 31, 2019	4,043
Proportionate share of remeasurement of defined benefit plans	(3)
Balance at December 31, 2019	30,012
Summarized financial information relating to FFS GmbH at and for the years ended December 31, 2019 and 2018 were as follows:

	At December 31,
	2019	2018
	(€ thousand)
Assets
Non-current assets	2,436	1,402
Receivables from financing activities	660,883	591,482
Other current assets	8,565	12,630
Cash and cash equivalents	6,471	5,957
Total assets	678,355	611,471

Equity and liabilities
Equity	58,049	49,969
Debt	604,643	546,595
Other liabilities	15,663	14,907
Total equity and liabilities	678,355	611,471

	For the year ended December 31,
	2019	2018
	(€ thousand)
Net revenues	34,680	29,446
Cost of sales	15,655	12,183
Selling, general and administrative costs	8,892	8,720
Other (income)/expenses, net	(963)	239
Profit before taxes	11,096	8,304
Income tax expense	3,010	2,974
Net profit	8,086	5,330